SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 28, 2017 USD ($) $ / shares shares	Mar. 31, 2017 $ / shares	Dec. 31, 2016 Covenant $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 USD ($) $ / shares shares
Subsequent Event [Line Items]
Number of debt covenants | Covenant			3
Cash dividend declared per share (in dollars per share) | $ / shares			$ 0.28	$ 0.94	$ 1.35
Common stock issued in public offering (in shares) | shares					6,764,704
Common stock issued value | $					$ 100,199
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend declared per share (in dollars per share) | $ / shares		$ 0.02
Dividend declared date		Mar. 07, 2017
Dividend payment date		Apr. 05, 2017
Common stock issued in public offering (in shares) | shares	41,300,000
Exercise of underwriters' shares (in shares) | shares	1,300,000
Common stock price (in dollars per share) | $ / shares	$ 1.25
Common stock issued value | $	$ 48,800